Financial Assets and Liabilities - Summary of Consolidated Offsetting of Financial Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current Financial Assets [Member] | Trade and Other Receivables [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	₱ 5,652	₱ 7,423
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	4,433	5,976
Net amount presented in the consolidated statements of financial position	1,219	1,447
Current Financial Assets [Member] | Trade and Other Receivables [Member] | Foreign administrations [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	5,160	6,916
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	4,236	5,696
Net amount presented in the consolidated statements of financial position	924	1,220
Current Financial Assets [Member] | Trade and Other Receivables [Member] | Domestic carriers [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	492	507
Gross amounts of recognized financial assets set-off in the consolidated statements of financial position	197	280
Net amount presented in the consolidated statements of financial position	295	227
Current Financial Liabilities [Member] | Accounts payable [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	103,429	101,261
Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	2,592	3,502
Net amount presented in the consolidated statements of financial position	100,837	97,759
Current Financial Liabilities [Member] | Accounts payable [Member] | Suppliers and contractors [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	80,769	85,912
Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	44	9
Net amount presented in the consolidated statements of financial position	80,725	85,903
Current Financial Liabilities [Member] | Accounts payable [Member] | Carriers and other customers [Member]
Schedule Of Offsetting Of Financial Assets And Financial Liabilities [Line Items]
Gross amounts of recognized financial assets and liabilities	22,660	15,349
Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	2,548	3,493
Net amount presented in the consolidated statements of financial position	₱ 20,112	₱ 11,855